Impairments (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Impairment details
Established losses	kr (25)			kr (25)
Reserves applied to cover established credit losses	40			40
Recovered credit losses			kr 0		kr 0	kr 0
Net credit losses	kr (13)	kr 9	25	kr (4)	30	kr 7
Loans and off balance
Provision ratio	0.04%			0.04%		0.05%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 281,140			kr 281,140		kr 264,686
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	220,042			220,042		209,096
Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	61,098			61,098		55,590
Accumulated impairment
Loans and off balance
Loans and off balance	(122)			(122)		(139)	kr (137)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(122)			(122)		(137)
Accumulated impairment | Off balance
Loans and off balance
Loans and off balance						(2)
12-month expected credit losses
Impairment details
Net credit losses	kr (10)	7	13	kr (3)	10	6
Loans and off balance
Provision ratio	0.02%			0.02%
12-month expected credit losses | Gross carrying amount
Loans and off balance
Loans and off balance	kr 219,734			kr 219,734
12-month expected credit losses | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	189,806			189,806
12-month expected credit losses | Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	29,928			29,928
12-month expected credit losses | Accumulated impairment
Loans and off balance
Loans and off balance	(38)			(38)		(34)
12-month expected credit losses | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(38)			(38)
Lifetime expected credit losses | Financial instruments not credit-impaired
Impairment details
Net credit losses	kr 4	4	11	kr 8	16	14
Loans and off balance
Provision ratio	0.02%			0.02%
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 59,347			kr 59,347
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	28,332			28,332
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	31,015			31,015
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(13)			(13)		(21)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(13)			(13)
Lifetime expected credit losses | Financial instruments credit-impaired
Impairment details
Net credit losses	kr (22)	kr (2)	kr 1	kr (24)	kr 4	(13)
Loans and off balance
Provision ratio	3.45%			3.45%
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 2,059			kr 2,059
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	1,904			1,904
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	155			155
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(71)			(71)		kr (84)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	kr (71)			kr (71)